financial instruments - Derivative gains and losses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	CAD (132)	CAD (66)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	151	(29)
Other price risk arising from share-based compensation costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	24	19
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(17)	(8)
Derivatives
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(108)	(47)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(134)	(21)
Derivatives | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(132)	(66)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(151)	(29)
Derivatives | Currency risk related to purchases | U.S. Dollars
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(23)	(12)
Derivatives | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(5)	(9)
Derivatives | Other price risk arising from share-based compensation costs | U.S. Dollars
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	24	19
Derivatives | Other price risk arising from share-based compensation costs | U.S. Dollars | Employee benefits expense
Disclosure of detailed information about financial instruments
Gain (loss) reclassified from other comprehensive income to income (effective portion)	17	8
Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	0	0
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(109)	(54)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(146)
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) reclassified from other comprehensive income to income (effective portion)		(20)
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) recognized in income on derivatives	CAD 3	CAD (2)